Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Share-based payments

Note 30	Share-based payments
The following share-based payment amounts are included in the income statements as operating costs.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
ESP	(31)	(29)
RSUs/PSUs	(51)	(54)
Other (1)	(9)	(10)
Total share-based payments	(91)	(93)
(1) Includes DSP, DSUs and stock options.

Description of the plans
ESP
The ESP is designed to encourage employees of BCE and its participating subsidiaries to own shares of BCE. Each year, employees can choose to have up to 12% of their eligible annual earnings withheld through regular payroll deductions for the purchase of BCE common shares. In some cases, the employer also will contribute up to 2% of the employee’s eligible annual earnings to the plan. Dividends are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividends paid on BCE common shares. Employer contributions to the ESP and related dividends are subject to employees holding their shares for a two-year vesting period.
The trustee of the ESP buys BCE common shares for the participants on the open market, by private purchase or from treasury. BCE determines the method the trustee uses to buy the shares.
At December 31, 2020, 4,360,087 common shares were authorized for issuance from treasury under the ESP.
The following table summarizes the status of unvested employer contributions at December 31, 2020 and 2019.

NUMBER OF ESP SHARES	2020	2019
Unvested contributions, January 1	1,124,198	1,120,426
Contributions(1)	648,812	623,705
Dividends credited	62,171	57,083
Vested	(581,119)	(523,359)
Forfeited	(107,082)	(153,657)
Unvested contributions, December 31	1,146,980	1,124,198
(1)The weighted average fair value of the shares contributed was $57 in 2020 and $60 in 2019.

RSUs/PSUs
RSUs/PSUs are granted to executives and other eligible employees. The value of an RSU/PSU at the grant date is equal to the value of one BCE common share. Dividends in the form of additional RSUs/PSUs are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividend paid on BCE common shares. Executives and other eligible employees are granted a specific number of RSUs/PSUs for a given performance period based on their position and level of contribution. RSUs/PSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met, as determined by the board of directors.
The following table summarizes outstanding RSUs/PSUs at December 31, 2020 and 2019.

NUMBER OF RSUs/PSUs	2020	2019
Outstanding, January 1	2,915,118	2,812,697
Granted(1)	866,127	975,348
Dividends credited	165,435	149,648
Settled	(935,117)	(932,133)
Forfeited	(38,170)	(90,442)
Outstanding, December 31	2,973,393	2,915,118
Vested, December 31(2)	1,065,454	904,266
(1)The weighted average fair value of the RSUs/PSUs granted was $63 in 2020 and $58 in 2019.
(2)The RSUs/PSUs vested on December 31, 2020 were fully settled in February 2021 with BCE common shares and/or DSUs.
DSP
The value of a deferred share is equal to the value of one BCE common share. Dividends in the form of additional deferred shares are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividend paid on BCE common shares. The liability related to the DSP is recorded in Trade payables and other liabilities in the statements of financial position and was $19 million and $22 million at December 31, 2020 and 2019, respectively.
DSUs
Eligible bonuses and RSUs/PSUs may be paid in the form of DSUs when executives or other eligible employees elect to or are required to participate in the plan. The value of a DSU at the issuance date is equal to the value of one BCE common share. For non-management directors, compensation is paid in DSUs until the minimum share ownership requirement is met; thereafter, at least 50% of their compensation is paid in DSUs. There are no vesting requirements relating to DSUs. Dividends in the form of additional DSUs are credited to the participant’s account on each dividend payment date and are equivalent in value to the dividends paid on BCE common shares. DSUs are settled when the holder leaves the company.
The following table summarizes the status of outstanding DSUs at December 31, 2020 and 2019.

NUMBER OF DSUs	2020	2019
Outstanding, January 1	4,623,099	4,391,997
Issued(1)	77,042	84,588
Settlement of RSUs/PSUs	90,435	146,960
Dividends credited	255,960	236,079
Settled	(815,864)	(236,525)
Outstanding, December 31	4,230,672	4,623,099
(1)The weighted average fair value of the DSUs issued was $61 in 2020 and $59 in 2019.
STOCK OPTIONS
Under BCE’s long-term incentive plans, BCE may grant options to executives to buy BCE common shares. The subscription price of a grant is based on the higher of:
•the volume-weighted average of the trading price on the trading day immediately prior to the effective date of the grant
•the volume-weighted average of the trading price for the last five consecutive trading days ending on the trading day immediately prior to the effective date of the grant
At December 31, 2020, in addition to the stock options outstanding, 4,193,370 common shares were authorized for issuance under these plans. Options vest fully after three years of continuous employment from the date of grant. All options become exercisable when they vest and can be exercised for a period of seven years from the date of grant for options granted prior to 2019 and ten years from the date of grant for options granted in 2019 and 2020.
The following table summarizes BCE’s outstanding stock options at December 31, 2020 and 2019.

		2020		2019
	NOTE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1		12,825,541	57	14,072,332	56
Granted		3,420,407	65	3,357,303	58
Exercised(1)	29	(506,828)	52	(4,459,559)	54
Forfeited or expired		(88,886)	61	(144,535)	58
Outstanding, December 31		15,650,234	59	12,825,541	57
Exercisable, December 31		5,186,600	58	2,786,043	56
(1)The weighted average market share price for options exercised was $63 in 2020 and $62 in 2019.

The following table provides additional information about BCE’s stock option plans at December 31, 2020 and 2019.

	STOCK OPTIONS OUTSTANDING
	2020				2019
RANGE OF EXERCISE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)		WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)
$40-$49	187,744	—	¹	48	449,216	1	47
$50-$59	11,998,200	5		58	12,271,003	6	58
$60 & above	3,464,290	9		65	105,322	4	61
	15,650,234	7		59	12,825,541	5	57
(1) Stock options outstanding expire in February 2021.

ASSUMPTIONS USED IN STOCK OPTION PRICING MODEL
The fair value of options granted was determined using a variation of a binomial option pricing model that takes into account factors specific to the share incentive plans, such as the vesting period. The following table shows the principal assumptions used in the valuation.

	2020	2019
Weighted average fair value per option granted	$1.55	$2.34
Weighted average share price	$63	$58
Weighted average exercise price	$65	$58
Expected dividend growth	5%	5%
Expected volatility	12%	14%
Risk-free interest rate	1%	2%
Expected life (years)	4	4
Expected dividend growth is commensurate with BCE's dividend growth strategy. Expected volatility is based on the historical volatility of BCE’s share price. The risk-free rate used is equal to the yield available on Government of Canada bonds at the date of grant with a term equal to the expected life of the options.